AST QMA US EQUITY ALPHA PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 124.5%
Common Stocks — 124.4%
Aerospace & Defense — 2.8%
General Dynamics Corp.(u)	16,700	$2,311,781
Huntington Ingalls Industries, Inc.	1,500	211,125
Lockheed Martin Corp.(u)	8,100	3,104,568
Northrop Grumman Corp.(u)	9,800	3,091,802
Raytheon Technologies Corp.(u)	51,504	2,963,540
Vectrus, Inc.*	16,200	615,600
		12,298,416
Airlines — 0.2%
Mesa Air Group, Inc.*	54,000	159,300
SkyWest, Inc.	17,800	531,508
		690,808
Automobiles — 0.7%
General Motors Co.(u)	108,500	3,210,515
Banks — 2.8%
Associated Banc-Corp.	127,800	1,612,836
Bancorp, Inc. (The)*	73,200	632,448
BankUnited, Inc.	21,800	477,638
Citigroup, Inc.(u)	78,140	3,368,615
Customers Bancorp, Inc.*	56,600	633,920
FNB Corp.	48,000	325,440
Great Western Bancorp, Inc.	45,700	568,965
OFG Bancorp (Puerto Rico)	26,700	332,682
PacWest Bancorp	110,100	1,880,508
Popular, Inc. (Puerto Rico)	21,600	783,432
Simmons First National Corp. (Class A Stock)	77,800	1,233,519
TriState Capital Holdings, Inc.*	18,200	240,968
		12,090,971
Beverages — 1.2%
Keurig Dr. Pepper, Inc.	68,600	1,893,360
Monster Beverage Corp.*(u)	37,200	2,983,440
PepsiCo, Inc.	3,400	471,240
		5,348,040
Biotechnology — 5.3%
AbbVie, Inc.(u)	41,839	3,664,678
Alexion Pharmaceuticals, Inc.*(u)	21,300	2,437,359
Biogen, Inc.*(u)	10,900	3,092,112
Emergent BioSolutions, Inc.*	18,500	1,911,605
Gilead Sciences, Inc.(u)	55,100	3,481,769
Neurocrine Biosciences, Inc.*(u)	23,000	2,211,680
Regeneron Pharmaceuticals, Inc.*(u)	5,300	2,966,834
Vertex Pharmaceuticals, Inc.*(u)	12,500	3,401,500
		23,167,537
Building Products — 1.2%
Masco Corp.(u)	49,700	2,739,961
UFP Industries, Inc.(u)	46,300	2,616,413
		5,356,374
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	18,100	1,237,678
Ameriprise Financial, Inc.(u)	18,400	2,835,624
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Evercore, Inc. (Class A Stock)	6,300	$412,398
Federated Hermes, Inc.(u)	102,100	2,196,171
SEI Investments Co.	10,800	547,776
Stifel Financial Corp.	34,800	1,759,488
Virtus Investment Partners, Inc.	5,800	804,170
		9,793,305
Chemicals — 2.7%
AdvanSix, Inc.*	18,300	235,704
Avient Corp.	11,800	312,228
Corteva, Inc.(u)	102,000	2,938,620
Element Solutions, Inc.*	81,900	860,769
Linde PLC (United Kingdom)	6,400	1,524,032
LyondellBasell Industries NV (Class A Stock)(u)	38,900	2,742,061
Orion Engineered Carbons SA (Germany)	37,800	472,878
Sensient Technologies Corp.	18,700	1,079,738
Stepan Co.	13,700	1,493,300
W.R. Grace & Co.	3,600	145,044
		11,804,374
Commercial Services & Supplies — 0.3%
Deluxe Corp.	6,400	164,672
Herman Miller, Inc.	23,600	711,776
Interface, Inc.	89,000	544,680
		1,421,128
Communications Equipment — 1.5%
Calix, Inc.*	61,900	1,100,582
Cisco Systems, Inc.(u)	117,900	4,644,081
NETGEAR, Inc.*	7,800	240,396
NetScout Systems, Inc.*	34,600	755,318
		6,740,377
Construction & Engineering — 0.2%
EMCOR Group, Inc.	9,900	670,329
Construction Materials — 0.1%
Forterra, Inc.*	38,400	453,888
Consumer Finance — 0.5%
OneMain Holdings, Inc.(u)	69,200	2,162,500
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	40,400	991,416
Grand Canyon Education, Inc.*	5,500	439,670
Perdoceo Education Corp.*	29,700	363,528
Strategic Education, Inc.	20,500	1,875,135
		3,669,749
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	15,400	3,279,276
Diversified Telecommunication Services — 2.3%
AT&T, Inc.(u)	164,800	4,698,448
Verizon Communications, Inc.(u)	92,400	5,496,876
		10,195,324
A1

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.9%
Exelon Corp.(u)	60,500	$2,163,480
NRG Energy, Inc.	63,400	1,948,916
		4,112,396
Electrical Equipment — 1.3%
Acuity Brands, Inc.(u)	24,200	2,476,870
Atkore International Group, Inc.*	64,100	1,456,993
nVent Electric PLC	91,500	1,618,635
		5,552,498
Electronic Equipment, Instruments & Components — 0.6%
Jabil, Inc.	46,000	1,575,960
ScanSource, Inc.*	20,800	412,464
SYNNEX Corp.	3,300	462,198
		2,450,622
Energy Equipment & Services — 0.1%
Oceaneering International, Inc.*	140,500	494,560
Entertainment — 2.8%
Activision Blizzard, Inc.(u)	40,500	3,278,475
Electronic Arts, Inc.*(u)	22,000	2,869,020
Lions Gate Entertainment Corp. (Class B Stock)*	151,800	1,323,696
Spotify Technology SA*(u)	13,500	3,274,695
Zynga, Inc. (Class A Stock)*	149,500	1,363,440
		12,109,326
Equity Real Estate Investment Trusts (REITs) — 2.8%
Apple Hospitality REIT, Inc.(u)	252,500	2,426,525
CatchMark Timber Trust, Inc. (Class A Stock)	18,500	165,205
Columbia Property Trust, Inc.	110,600	1,206,646
CoreCivic, Inc.	172,900	1,383,200
Franklin Street Properties Corp.	37,200	136,152
Gaming & Leisure Properties, Inc.(u)	72,843	2,690,092
GEO Group, Inc. (The)	125,250	1,420,335
Gladstone Commercial Corp.	15,500	261,175
Weyerhaeuser Co.(u)	94,300	2,689,436
		12,378,766
Food & Staples Retailing — 2.2%
Kroger Co. (The)(u)	78,700	2,668,717
Walgreens Boots Alliance, Inc.	44,500	1,598,440
Walmart, Inc.(u)	37,700	5,274,607
		9,541,764
Food Products — 1.1%
Conagra Brands, Inc.	54,200	1,935,482
Kraft Heinz Co. (The)	54,000	1,617,300
Pilgrim’s Pride Corp.*	85,300	1,276,515
		4,829,297
Gas Utilities — 0.5%
UGI Corp.	62,500	2,061,250
Health Care Equipment & Supplies — 5.9%
Abbott Laboratories(u)	48,300	5,256,489
Becton, Dickinson & Co.	3,600	837,648
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Danaher Corp.(u)	14,400	$3,100,752
Edwards Lifesciences Corp.*(u)	40,800	3,256,656
Hologic, Inc.*	21,900	1,455,693
Medtronic PLC	6,400	665,088
Meridian Bioscience, Inc.*	91,100	1,546,878
Quidel Corp.*(u)	12,700	2,786,126
ResMed, Inc.	8,200	1,405,726
STERIS PLC(u)	14,100	2,484,279
West Pharmaceutical Services, Inc.(u)	11,400	3,133,860
		25,929,195
Health Care Providers & Services — 4.8%
Anthem, Inc.(u)	12,500	3,357,375
Cigna Corp.(u)	18,600	3,151,026
CVS Health Corp.(u)	48,600	2,838,240
Humana, Inc.(u)	7,200	2,980,008
McKesson Corp.	12,900	1,921,197
UnitedHealth Group, Inc.(u)	16,700	5,206,559
Universal Health Services, Inc. (Class B Stock)	16,300	1,744,426
		21,198,831
Health Care Technology — 0.8%
NextGen Healthcare, Inc.*	24,600	313,404
Veeva Systems, Inc. (Class A Stock)*(u)	11,600	3,261,804
		3,575,208
Hotels, Restaurants & Leisure — 1.3%
Del Taco Restaurants, Inc.*	30,500	250,100
Domino’s Pizza, Inc.(u)	6,500	2,764,320
McDonald’s Corp.(u)	12,100	2,655,829
		5,670,249
Household Durables — 1.1%
Cavco Industries, Inc.*	4,500	811,395
D.R. Horton, Inc.	26,700	2,019,321
PulteGroup, Inc.(u)	46,800	2,166,372
		4,997,088
Household Products — 1.9%
Kimberly-Clark Corp.(u)	15,000	2,214,900
Procter & Gamble Co. (The)(u)	39,500	5,490,105
Reynolds Consumer Products, Inc.	21,400	655,268
		8,360,273
Independent Power & Renewable Electricity Producers — 0.7%
AES Corp. (The)	37,500	679,125
Vistra Corp.(u)	126,700	2,389,562
		3,068,687
Industrial Conglomerates — 0.2%
3M Co.	5,600	897,008
Insurance — 1.8%
Aflac, Inc.	18,200	661,570
Allstate Corp. (The)	18,300	1,722,762
American Financial Group, Inc.	15,200	1,018,096

A2

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.(u)	70,000	$2,601,900
Old Republic International Corp.	48,000	707,520
Stewart Information Services Corp.	17,600	769,648
Universal Insurance Holdings, Inc.	22,500	311,400
		7,792,896
Interactive Media & Services — 5.3%
Alphabet, Inc. (Class A Stock)*(u)	4,400	6,448,640
Alphabet, Inc. (Class C Stock)*(u)	3,237	4,757,095
Facebook, Inc. (Class A Stock)*(u)	44,500	11,654,550
QuinStreet, Inc.*	27,000	427,680
		23,287,965
Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.*(u)	6,300	19,836,999
eBay, Inc.(u)	59,500	3,099,950
Qurate Retail, Inc. (Class A Stock)	132,200	949,196
Stamps.com, Inc.*	5,700	1,373,415
		25,259,560
IT Services — 5.3%
Accenture PLC (Class A Stock)(u)	18,800	4,248,612
Amdocs Ltd.(u)	40,100	2,302,141
CACI International, Inc. (Class A Stock)*(u)	12,200	2,600,552
Cognizant Technology Solutions Corp. (Class A Stock)(u)	49,100	3,408,522
EPAM Systems, Inc.*	4,400	1,422,432
Euronet Worldwide, Inc.*	15,200	1,384,720
Hackett Group, Inc. (The)	42,200	471,796
International Business Machines Corp.	1,800	219,006
KBR, Inc.	36,900	825,084
PayPal Holdings, Inc.*(u)	14,100	2,778,123
Perspecta, Inc.	96,200	1,871,090
Science Applications International Corp.	16,800	1,317,456
Visa, Inc. (Class A Stock)	1,000	199,970
		23,049,504
Leisure Products — 0.9%
Malibu Boats, Inc. (Class A Stock)*(u)	44,800	2,220,288
Smith & Wesson Brands, Inc.	110,500	1,714,960
		3,935,248
Life Sciences Tools & Services — 2.2%
Charles River Laboratories International, Inc.*	7,200	1,630,440
IQVIA Holdings, Inc.*(u)	19,900	3,136,837
PRA Health Sciences, Inc.*	3,800	385,472
Thermo Fisher Scientific, Inc.(u)	9,800	4,326,896
		9,479,645
Machinery — 1.8%
AGCO Corp.	5,400	401,058
Allison Transmission Holdings, Inc.	26,700	938,238
Altra Industrial Motion Corp.(u)	70,200	2,595,294
Crane Co.	2,900	145,377
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Donaldson Co., Inc.	7,100	$329,582
Gates Industrial Corp. PLC*	108,900	1,210,968
Oshkosh Corp.	23,600	1,734,600
Shyft Group, Inc. (The)	16,200	305,856
		7,660,973
Marine — 0.2%
Costamare, Inc. (Monaco)	66,500	403,655
Matson, Inc.	13,700	549,233
		952,888
Media — 0.8%
Discovery, Inc. (Class C Stock)*	33,300	652,680
Gray Television, Inc.*	64,500	888,165
Nexstar Media Group, Inc. (Class A Stock)	6,800	611,524
ViacomCBS, Inc. (Class B Stock)(u)	54,472	1,525,761
		3,678,130
Metals & Mining — 1.0%
Newmont Corp.(u)	45,200	2,867,940
Steel Dynamics, Inc.	34,500	987,735
Worthington Industries, Inc.	10,800	440,424
		4,296,099
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Annaly Capital Management, Inc.	175,200	1,247,424
Colony Credit Real Estate, Inc.	167,000	819,970
Ready Capital Corp.	43,000	481,600
Starwood Property Trust, Inc.	123,800	1,868,142
		4,417,136
Multi-Utilities — 1.6%
MDU Resources Group, Inc.(u)	109,200	2,457,000
Public Service Enterprise Group, Inc.(u)	52,000	2,855,320
Sempra Energy	12,700	1,503,172
		6,815,492
Oil, Gas & Consumable Fuels — 1.0%
Callon Petroleum Co.*	39,500	190,390
Cimarex Energy Co.	76,500	1,861,245
Kinder Morgan, Inc.	101,500	1,251,495
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*	31,700	343,628
World Fuel Services Corp.	32,300	684,437
		4,331,195
Paper & Forest Products — 0.4%
Boise Cascade Co.	41,400	1,652,688
Personal Products — 0.4%
Nu Skin Enterprises, Inc. (Class A Stock)	36,700	1,838,303
Pharmaceuticals — 4.7%
Amneal Pharmaceuticals, Inc.*	110,200	427,576
Bristol-Myers Squibb Co.(u)	77,100	4,648,359
Eli Lilly & Co.(u)	27,400	4,055,748

A3

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Horizon Therapeutics PLC*	9,100	$706,888
Jazz Pharmaceuticals PLC*	2,700	384,993
Johnson & Johnson(u)	27,500	4,094,200
Merck & Co., Inc.(u)	56,900	4,719,855
Pfizer, Inc.	9,700	355,990
Supernus Pharmaceuticals, Inc.*	57,700	1,202,468
		20,596,077
Professional Services — 0.3%
Barrett Business Services, Inc.	12,900	676,476
Kforce, Inc.	15,000	482,550
		1,159,026
Road & Rail — 0.9%
Schneider National, Inc. (Class B Stock)(u)	81,000	2,003,130
Werner Enterprises, Inc.(u)	49,900	2,095,301
		4,098,431
Semiconductors & Semiconductor Equipment — 5.8%
Applied Materials, Inc.(u)	55,000	3,269,750
FormFactor, Inc.*(u)	89,100	2,221,263
Intel Corp.(u)	84,980	4,400,264
KLA Corp.(u)	11,500	2,228,010
MKS Instruments, Inc.(u)	22,200	2,424,906
NVIDIA Corp.(u)	8,000	4,329,760
Photronics, Inc.*	137,400	1,368,504
Semtech Corp.*(u)	43,600	2,309,056
Skyworks Solutions, Inc.(u)	17,900	2,604,450
Ultra Clean Holdings, Inc.*	17,400	373,404
		25,529,367
Software — 16.5%
A10 Networks, Inc.*	78,700	501,319
Adobe, Inc.*(u)	12,500	6,130,375
Autodesk, Inc.*(u)	11,200	2,587,312
Cadence Design Systems, Inc.*(u)	27,200	2,900,336
CDK Global, Inc.	36,200	1,577,958
ChannelAdvisor Corp.*	61,400	888,458
CommVault Systems, Inc.*	9,200	375,360
Ebix, Inc.	73,100	1,505,860
eGain Corp.*	15,300	216,801
Fortinet, Inc.*(u)	20,100	2,367,981
Intuit, Inc.(u)	11,800	3,849,278
Manhattan Associates, Inc.*(u)	25,800	2,463,642
Microsoft Corp.(u)	115,100	24,208,983
MicroStrategy, Inc. (Class A Stock)*	8,800	1,324,928
Mitek Systems, Inc.*	31,800	405,132
NortonLifeLock, Inc.(u)	98,900	2,061,076
OneSpan, Inc.*(u)	98,600	2,066,656
Oracle Corp.(u)	59,900	3,576,030
Paycom Software, Inc.*(u)	8,600	2,677,180
Progress Software Corp.	45,200	1,657,936
PTC, Inc.*	2,200	181,984
QAD, Inc. (Class A Stock)	4,100	173,020
ServiceNow, Inc.*	3,400	1,649,000
SPS Commerce, Inc.*	22,300	1,736,501
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.	23,000	$1,391,960
Synopsys, Inc.*(u)	15,500	3,316,690
Telenav, Inc.*	26,300	94,680
Teradata Corp.*	9,900	224,730
		72,111,166
Specialty Retail — 4.2%
Asbury Automotive Group, Inc.*(u)	26,400	2,572,680
AutoNation, Inc.*	29,900	1,582,607
Best Buy Co., Inc.	11,300	1,257,577
Buckle, Inc. (The)	19,900	405,761
Hibbett Sports, Inc.*	18,300	717,726
Home Depot, Inc. (The)(u)	14,300	3,971,253
Lowe’s Cos., Inc.(u)	29,400	4,876,284
O’Reilly Automotive, Inc.*(u)	6,500	2,997,020
		18,380,908
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.(u)	243,500	28,199,735
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.*	900	198,009
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	110,300	977,258
Tobacco — 0.6%
Altria Group, Inc.(u)	66,200	2,557,968
Trading Companies & Distributors — 0.7%
Foundation Building Materials, Inc.*	39,100	614,652
GMS, Inc.*(u)	94,200	2,270,220
		2,884,872

Total Common Stocks (cost $472,316,412)		544,720,468
Preferred Stock — 0.1%
Internet & Direct Marketing Retail
Qurate Retail, Inc., CVT, 8.000%*	3,966	390,651
(cost $827,014)

Total Long-Term Investments (cost $473,143,426)		545,111,119
Short-Term Investments — 5.0%
Affiliated Mutual Fund — 4.5%
PGIM Core Ultra Short Bond Fund (cost $20,012,890)(w)	20,012,890	20,012,890

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.5%
U.S. Treasury Bills
0.048%	02/25/21	1,800	1,799,267

A4

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) (continued)
0.080%	12/17/20	300	$299,939

Total U.S. Treasury Obligations (cost $2,099,599)			2,099,206

Total Short-Term Investments (cost $22,112,489)			22,112,096

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—129.5% (cost $495,255,915)			567,223,215

	Shares
Securities Sold Short — (29.8)%
Common Stocks
Aerospace & Defense — (0.7)%
Boeing Co. (The)	4,100	(677,566)
Kratos Defense & Security Solutions, Inc.*	21,200	(408,736)
TransDigm Group, Inc.	4,000	(1,900,480)
		(2,986,782)
Biotechnology — (2.4)%
Biohaven Pharmaceutical Holding Co. Ltd.*	40,200	(2,613,402)
Bioxcel Therapeutics, Inc.*	12,200	(528,992)
Blueprint Medicines Corp.*	14,400	(1,334,880)
Epizyme, Inc.*	58,900	(702,677)
Global Blood Therapeutics, Inc.*	17,400	(959,436)
Karuna Therapeutics, Inc.*	7,300	(564,436)
REGENXBIO, Inc.*	9,300	(255,936)
TG Therapeutics, Inc.*	37,400	(1,000,824)
Twist Bioscience Corp.*	26,500	(2,013,205)
Vericel Corp.*	9,800	(181,594)
Y-mAbs Therapeutics, Inc.*	6,500	(249,535)
		(10,404,917)
Capital Markets — (0.4)%
Hamilton Lane, Inc. (Class A Stock)	21,300	(1,375,767)
Moelis & Co. (Class A Stock)	7,200	(253,008)
		(1,628,775)
Chemicals — (1.6)%
Albemarle Corp.	54,400	(4,856,832)
Quaker Chemical Corp.	12,500	(2,246,375)
		(7,103,207)
Commercial Services & Supplies — (0.6)%
Stericycle, Inc.*	33,900	(2,137,734)
US Ecology, Inc.	18,800	(614,196)
		(2,751,930)
Communications Equipment — (0.1)%
Harmonic, Inc.*	27,300	(152,334)
Infinera Corp.*	46,600	(287,056)
		(439,390)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — (0.2)%
Ameresco, Inc. (Class A Stock)*	11,400	$(380,760)
NV5 Global, Inc.*	7,700	(406,329)
		(787,089)
Diversified Telecommunication Services — (0.2)%
Bandwidth, Inc. (Class A Stock)*	4,600	(803,022)
Electrical Equipment — (0.9)%
Sunrun, Inc.*	52,400	(4,038,468)
Electronic Equipment, Instruments & Components — (0.8)%
II-VI, Inc.*	62,700	(2,543,112)
Napco Security Technologies, Inc.*	13,200	(310,200)
nLight, Inc.*	26,000	(610,480)
		(3,463,792)
Entertainment — (0.3)%
Roku, Inc.*	7,100	(1,340,480)
Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	24,200	(351,868)
Food Products — (0.5)%
Beyond Meat, Inc.*	2,300	(381,938)
Cal-Maine Foods, Inc.*	4,700	(180,339)
Hostess Brands, Inc.*	79,600	(981,468)
Simply Good Foods Co. (The)*	40,300	(888,615)
		(2,432,360)
Health Care Equipment & Supplies — (2.3)%
CryoLife, Inc.*	8,800	(162,536)
GenMark Diagnostics, Inc.*	47,200	(670,240)
Glaukos Corp.*	29,400	(1,455,888)
Heska Corp.*	2,100	(207,459)
iRhythm Technologies, Inc.*	4,200	(1,000,062)
OrthoPediatrics Corp.*	13,000	(596,960)
Penumbra, Inc.*	17,400	(3,382,212)
Shockwave Medical, Inc.*	22,400	(1,697,920)
Silk Road Medical, Inc.*	10,000	(672,100)
Tactile Systems Technology, Inc.*	12,900	(472,011)
		(10,317,388)
Health Care Providers & Services — (2.1)%
1Life Healthcare, Inc.*	69,800	(1,979,528)
Guardant Health, Inc.*	29,200	(3,263,976)
HealthEquity, Inc.*	48,500	(2,491,445)
PetIQ, Inc.*	15,700	(516,844)
Progyny, Inc.*	31,000	(912,330)
		(9,164,123)
Health Care Technology — (0.8)%
Health Catalyst, Inc.*	24,700	(904,020)
Inspire Medical Systems, Inc.*	21,900	(2,826,195)
		(3,730,215)
Hotels, Restaurants & Leisure — (0.4)%
Shake Shack, Inc. (Class A Stock)*	18,400	(1,186,432)
Wynn Resorts Ltd.	9,300	(667,833)
		(1,854,265)

A5

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — (0.1)%
Sonos, Inc.*	23,400	$(355,212)
Independent Power & Renewable Electricity Producers — (0.4)%
Sunnova Energy International, Inc.*	58,100	(1,766,821)
Insurance — (0.2)%
Kinsale Capital Group, Inc.	5,100	(969,918)
Internet & Direct Marketing Retail — (0.5)%
Expedia Group, Inc.	9,700	(889,393)
Magnite, Inc.*	65,500	(454,897)
RealReal, Inc. (The)*	55,700	(805,979)
		(2,150,269)
IT Services — (0.6)%
Fastly, Inc. (Class A Stock)*	9,200	(861,856)
MongoDB, Inc.*	3,700	(856,587)
Repay Holdings Corp.*	37,100	(871,850)
		(2,590,293)
Leisure Products — (0.9)%
Callaway Golf Co.	59,500	(1,138,830)
Hasbro, Inc.	32,700	(2,704,944)
		(3,843,774)
Life Sciences Tools & Services — (1.6)%
Adaptive Biotechnologies Corp.*	38,800	(1,886,844)
Codexis, Inc.*	46,900	(550,606)
NanoString Technologies, Inc.*	26,000	(1,162,200)
NeoGenomics, Inc.*	72,000	(2,656,080)
Quanterix Corp.*	19,000	(641,060)
		(6,896,790)
Machinery — (0.1)%
Enerpac Tool Group Corp.*	14,300	(268,983)
Media — (0.3)%
Cardlytics, Inc.*	18,400	(1,298,488)
Metals & Mining — (0.2)%
Allegheny Technologies, Inc.*	80,900	(705,448)
Mortgage Real Estate Investment Trusts (REITs) — (0.2)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	37,200	(817,284)
Pharmaceuticals — (0.3)%
Reata Pharmaceuticals, Inc. (Class A Stock)*	7,500	(730,650)
Theravance Biopharma, Inc.*	31,200	(461,292)
		(1,191,942)
Professional Services — (0.3)%
Upwork, Inc.*	80,700	(1,407,408)
Real Estate Management & Development — (0.6)%
Redfin Corp.*	49,600	(2,476,528)
Semiconductors & Semiconductor Equipment — (1.0)%
Cree, Inc.*	66,000	(4,206,840)
Impinj, Inc.*	15,700	(413,695)
		(4,620,535)
	Shares	Value
Common Stocks (continued)
Software — (6.3)%
8x8, Inc.*	61,300	$(953,215)
Alteryx, Inc. (Class A Stock)*	27,600	(3,133,980)
Anaplan, Inc.*	38,400	(2,403,072)
Cloudflare, Inc. (Class A Stock)*	61,400	(2,521,084)
Datadog, Inc. (Class A Stock)*	31,300	(3,197,608)
Domo, Inc. (Class B Stock)*	8,400	(321,972)
Elastic NV*	16,800	(1,812,552)
Everbridge, Inc.*	21,200	(2,665,476)
Pluralsight, Inc. (Class A Stock)*	14,800	(253,524)
PROS Holdings, Inc.*	26,000	(830,440)
Slack Technologies, Inc. (Class A Stock)*	86,800	(2,331,448)
Smartsheet, Inc. (Class A Stock)*	65,300	(3,227,126)
Splunk, Inc.*	17,900	(3,367,527)
Yext, Inc.*	16,600	(251,988)
Zuora, Inc. (Class A Stock)*	48,500	(501,490)
		(27,772,502)
Specialty Retail — (1.2)%
Burlington Stores, Inc.*	1,300	(267,917)
Carvana Co.*	14,600	(3,256,676)
Five Below, Inc.*	1,800	(228,600)
Monro, Inc.	19,900	(807,343)
Signet Jewelers Ltd.	32,600	(609,620)
		(5,170,156)
Water Utilities — (0.6)%
Essential Utilities, Inc.	68,900	(2,773,225)

Total Securities Sold Short (proceeds received $107,711,010)		(130,673,647)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—99.7% (cost $387,544,905)		436,549,568

Other assets in excess of liabilities(z) — 0.3%		1,321,250

Net Assets — 100.0%		$437,870,818

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CVT	Convertible Security
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A6

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
123	S&P 500 E-Mini Index	Dec. 2020	$20,614,800	$529,676
13	S&P Mid Cap 400 E-Mini Index	Dec. 2020	2,412,670	59,534
				$589,210
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7